MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Total	$ 475,362	$ 442,728
Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Total	125,689	172,552
Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Total	62,148	44,358
Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Total	187,837	216,910
Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Total	257,496	188,288
Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Total	30,029	37,530
Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Total	287,525	225,818
Unrealized Gain [Member]
Marketable Securities [Line Items]
Amortized Cost	316,911	252,417
Unrealized gains	2,197	778
Fair Value	319,108	253,195
Unrealized Gain [Member] | Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	63,595	125,296
Unrealized gains	78	218
Fair Value	63,673	125,514
Unrealized Gain [Member] | Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	27,689	39,220
Unrealized gains	41	75
Fair Value	27,730	39,295
Unrealized Gain [Member] | Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	91,284	164,516
Unrealized gains	119	293
Fair Value	91,403	164,809
Unrealized Gain [Member] | Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	195,962	66,989
Unrealized gains	1,714	395
Fair Value	197,676	67,384
Unrealized Gain [Member] | Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	29,665	20,912
Unrealized gains	364	90
Fair Value	30,029	21,002
Unrealized Gain [Member] | Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	225,627	87,901
Unrealized gains	2,078	485
Fair Value	227,705	88,386
Unrealized Loss Less than 12 months [Member]
Marketable Securities [Line Items]
Amortized Cost	132,477	151,967
Unrealized losses	(151)	(978)
Fair Value	132,326	150,989
Unrealized Loss Less than 12 months [Member] | Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	49,454	23,535
Unrealized losses	(31)	(10)
Fair Value	49,423	23,525
Unrealized Loss Less than 12 months [Member] | Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	34,426	3,026
Unrealized losses	(8)	(5)
Fair Value	34,418	3,021
Unrealized Loss Less than 12 months [Member] | Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	83,880	26,561
Unrealized losses	(39)	(15)
Fair Value	83,841	26,546
Unrealized Loss Less than 12 months [Member] | Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	48,597	108,786
Unrealized losses	(112)	(871)
Fair Value	48,485	107,915
Unrealized Loss Less than 12 months [Member] | Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	0	16,620
Unrealized losses	0	(92)
Fair Value	0	16,528
Unrealized Loss Less than 12 months [Member] | Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	48,597	125,406
Unrealized losses	(112)	(963)
Fair Value	48,485	124,443
Unrealized Loss 12 Months or Greater [Member]
Marketable Securities [Line Items]
Amortized Cost	24,138	39,131
Unrealized losses	(210)	(587)
Fair Value	23,928	38,544
Unrealized Loss 12 Months or Greater [Member] | Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	12,639	23,774
Unrealized losses	(46)	(261)
Fair Value	12,593	23,513
Unrealized Loss 12 Months or Greater [Member] | Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	0	2,043
Unrealized losses	0	(1)
Fair Value	0	2,042
Unrealized Loss 12 Months or Greater [Member] | Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	12,639	25,817
Unrealized losses	(46)	(262)
Fair Value	12,593	25,555
Unrealized Loss 12 Months or Greater [Member] | Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	11,499	13,314
Unrealized losses	(164)	(325)
Fair Value	11,335	12,989
Unrealized Loss 12 Months or Greater [Member] | Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	0	0
Unrealized losses	0	0
Fair Value	0	0
Unrealized Loss 12 Months or Greater [Member] | Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	11,499	13,314
Unrealized losses	(164)	(325)
Fair Value	$ 11,335	$ 12,989